Other equity instruments	12 Months Ended
Dec. 31, 2019
Other equity instruments [abstract]
Other equity instruments
22	Other equity instruments

(a)	Other equity instruments as at 31 December 2019

Type of Instruments	Issuance Date	Category	Initial Distribution Rate	Issue Price	Number	Par Value	Initial Period	Conversion Condition	Conversion Result
				RMB ’000		RMB ’000
Bond A	September 2017	Equity Instrument	5.05%	0.1	25,000,000	2,500,000	3 Years	None	None
Bond B	September 2017	Equity Instrument	5.17%	0.1	25,000,000	2,500,000	5 years	None	None
Yingda Insurance Financing Plan (1st)	September 2018	Equity Instrument	5.79%	—	—	3,283,000	8 years	None	None
Yingda Insurance Financing Plan (2nd)	September 2018	Equity Instrument	5.79%	—	—	827,000	8 years	None	None
Yingda Insurance Financing Plan (3rd)	September 2018	Equity Instrument	5.79%	—	—	890,000	8 years	None	None
China Life Financing Plan (1st)	September 2019	Equity Instrument	5.05%	—	—	2,070,000	8 years	None	None
PICC Financing Plan (1st)	September 2019	Equity Instrument	5.10%	—	—	930,000	10 years	None	None
2019 medium-term notes (2nd)	October 2019	Equity Instrument	4.08%	0.1	20,000,000	2,000,000	3 Years	None	None
2019 medium-term notes (3rd)	October 2019	Equity Instrument	4.05%	0.1	20,000,000	2,000,000	3 Years	None	None
China Life Financing Plan (2nd)	October 2019	Equity Instrument	5.05%	—	—	2,260,000	8 years	None	None
PICC Financing Plan (2nd)	October 2019	Equity Instrument	5.10%	—	—	1,740,000	10 years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.15%	0.1	25,000,000	2,500,000	3 Years	None	None
2019 medium-term notes (4th)	November 2019	Equity Instrument	4.53%	0.1	15,000,000	1,500,000	5 years	None	None
Total						25,000,000

(b)	Major Provisions

In 2017, the Company issued two tranches of perpetual corporate bonds with the net proceeds of approximately RMB2,500 million and RMB2,500 million, respectively. The perpetual corporate bonds are issued at par value with an initial distribution rate of 5.05% and 5.17%. The interests of the perpetual corporate bonds are recorded as distributions, which are paid annually in arrears in September in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occur. The perpetual corporate bonds have no fixed maturity date and are callable at the Company’s discretion in whole in August 2020 and 2022 respectively, the payment of the principal may be deferred for each renewal period as 3 and 5 years. The applicable distribution rate will be reset on first call date and each renewal period after first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In 2018, the Company issued three tranches of Yingda Insurance Financing Plan (“the Yingda plan”) with the aggregate proceeds of RMB5,000 million. The Yingda plan has no fixed period with initial distribution rate of 5.79%. The interests of the financing plan are recorded as distributions, which are paid annually in arrears in June and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred.The Yingda plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th to the 11th year after the issuance, the period from the 11th to the 13th year after the issuance and the 13th year onwards after the issuance, to the higher of the initial distribution rate plus 300 basis points and the 10-year treasury bond yield in the 9th year after the issuance plus 600 basis points, the higher of the initial distribution rate plus 600 basis points and the 10-year treasury bond yield in the 11th year after the issuance plus 900 basis points and the higher of the initial distribution rate plus 900 basis points and the 10-year treasury bond yield in the 13th year after the issuance plus 1,200 basis points, respectively.

In 2019, the Company issued two tranches of China Life Financing Plan (“the China Life plan”) with the aggregate proceeds of RMB4,330 million. The China Life plan has no fixed period with initial distribution rate of 5.05%. The interests of the China Life plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The China Life plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after 8th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 9th year after the issuance, the basis rate plus 300 basis points, and will remain 8.05% afterwards.

In 2019, the Company issued two tranches of PICC Financing Plan (“the PICC plan”) with the aggregate proceeds of RMB2,670 million. The PICC plan has no fixed period with initial distribution rate of 5.10%. The interests of the PICC plan are recorded as distributions, which are paid annually in arrears in March, June, September and December in each year and may be deferred at the discretion of the Company unless compulsory payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The PICC plan has no fixed maturity date and are callable at the Company’s discretion in whole at each distribution date after 10th year of issuance, or the payment of the principal may be deferred at each distribution date aforementioned. The applicable distribution rate will be reset during the period from the 11th year after the issuance, the basis rate plus 300 basis points, and will remain 8.10% afterwards.

In October 2019, the Company issued two tranches of medium-term notes with the net proceeds of approximate RMB2,000 million and RMB2,000 million, respectively. The medium-term notes are issued at par value with initial distribution rate of 4.08% and 4.05%. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in October in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, the payment of the principal may be deferred for each renewal period as 3 years, respectively. The applicable distribution rate will be reset on first call date and each renewal period after first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

In November 2019, the Company issued two tranches of medium-term notes with the net proceeds of approximately RMB2,500 million and RMB1,500 million. The medium term notes are issued at par value with initial distribution rates of 4.15% and 4.53%, respectively. The interests of the medium-term notes are recorded as distributions, which are paid annually in arrears in November in each year and may be deferred at the discretion of the Company unless compulsory distribution payment events (e.g. distributions to ordinary shareholders of the Company or reduction of the registered capital of the Company) occurred. The medium-term notes have no fixed maturity date and are callable at the Company’s discretion at specific time, the payment of the principal may be deferred for each renewal period as 3 and 5 years. The applicable distribution rate will be reset on first call date and each renewal period after first call date, to the sum of the applicable benchmark interest rate, the initial spread and 300 basis points per annum.

The perpetual corporate bonds, financing plans and medium-term notes were recorded as equity in the consolidated financial statements. During the year ended 31 December 2019, the profit attributable to holders of other equity instruments, based on the applicable distribution rate, was RMB686 million.

(c)	Changes of other equity instruments during 2019

	As at 1 January 2019		Issuance		Cumulative distributions		As at 31 December 2019
Type of Instruments	Number	Amount	Number	Amount	Accrued distribution	Distribution payment	Number	Amount
		RMB ’000		RMB ’000	RMB ’000	RMB ’000		RMB ’000
Bond A	25,000,000	2,533,872	—	—	126,158	(126,250)	25,000,000	2,533,780
Bond B	25,000,000	2,534,678	—	—	129,155	(129,250)	25,000,000	2,534,583
Yingda Insurance Financing Plan (1st)	—	3,288,808	—	—	192,726	(192,726)	—	3,288,808
Yingda Insurance Financing Plan (2nd)	—	828,463	—	—	48,548	(48,548)	—	828,463
Yingda Insurance Financing Plan (3rd)	—	891,575	—	—	52,247	(52,247)	—	891,575
China Life Financing Plan (1st)	—	—	—	2,070,000	29,037	(25,553)	—	2,073,484
PICC Financing Plan (1st)	—	—	—	930,000	12,911	(11,989)	—	930,922
2019 medium-term notes (2 nd)	—	—	20,000,000	1,994,811	16,722	—	20,000,000	2,011,533
2019 medium-term notes (3 rd)	—	—	20,000,000	1,996,222	15,049	—	20,000,000	2,011,271
China Life Financing Plan (2nd)	—	—	—	2,260,000	20,606	(16,802)	—	2,263,804
PICC Financing Plan (2nd)	—	—	—	1,740,000	16,023	(14,297)	—	1,741,726
2019 medium-term notes (4 th)	—	—	25,000,000	2,495,283	16,158	—	25,000,000	2,511,441
2019 medium-term notes (4 th)	—	—	15,000,000	1,495,849	10,582	—	15,000,000	1,506,431
Total		10,077,396		14,982,165	685,922	(617,662)		25,127,821